INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

October 16, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719
on behalf of Robinson Income Opportunities Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 694 to its Registration Statement under Rule 485(a)(2) to create a new series, Robinson Income Opportunities Fund.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary